Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity [Abstract]
Schedule of Grant Date Fair Value for Stock Options is Estimated Using a Black-Scholes Option Valuation Model Using the Weighted-Average Assumptions	Grant date fair value for stock options is estimated using a Black-Scholes option valuation model using the weighted-average assumptions in the table below:
	Years ended December 31,
	2023	2022
Expected volatility	63.89%	57.68%
Dividend yield	0%	0%
Risk-free interest rate	4.28%	3.34%
Expected term in years	5.85	5.85

Schedule of Share Option and Restricted Stock Unit Activity Under Its Plans	A summary of the Company’s share option and restricted stock unit activity under its plans is as follows:
	Options			RSUs
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (In Years)	Number of RSUs	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	72,744	$53.18	7.12	—
Granted	17,145	$22.98		131,858	$79.29
Balance as of December 31, 2022	89,889	$47.42	8.10	131,858	$79.29
Granted	15,050	$12.91		7,500	$2.91
Released	—	—		(61,200)	$82.04
Canceled	(2,850)	$39.87		(1,242)	$88.60
Balance as of December 31, 2023	102,089	$42.54	7.41	76,916	$69.50
Exercisable at December 31, 2023	70,634	$48.66	6.86

Schedule of Stock-Based Compensation Expense Recognized	The following table sets forth stock-based compensation expense recognized for the years ended December 31, 2023 and 2022:
	Years ended December 31,
	2023	2022
Research and development	$1,504	$995
Sales and marketing	217	117
General, and administrative	2,424	1,785
Total stock-based compensation expense	$4,145	$2,897